DEBT OBLIGATIONS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012
Weighted average life (years)	3 years 4 months 24 days
Collateral
Weighted average life (years)	3 years 6 months
Outstanding Face Amount of Collateral	$ 1,967,197
Amortized Cost Basis of Collateral	1,724,321
Carrying Value of Collateral	1,742,864
Agency RMBS Repurchase Agreements
Month Issued	Various	[1],[2]
Debt face amount	1,061,250	[1],[2]
Carrying value	1,061,250	[1],[2]
Final stated maturity	Jul. 01, 2013	[1],[2],[3]
Weighted average funding cost	0.39%	[1],[2]
Weighted average life (years)	0 years 1 month 6 days
Agency RMBS Repurchase Agreements | Collateral
Weighted average life (years)	3 years 2 months 12 days
Outstanding Face Amount of Collateral	1,059,950
Amortized Cost Basis of Collateral	1,134,190
Carrying Value of Collateral	1,129,786
Non-agency RMBS Repurchase Agreements
Month Issued	Various	[1],[4]	Various	[5],[6],[7]
Debt face amount	413,088	[1],[4]	150,922	[5],[6],[7]
Carrying value	413,088	[1],[4]	150,922	[5],[6],[7]
Final stated maturity	Jul. 01, 2013	[1],[3],[4]	Jan. 01, 2013	[5],[6],[7]
Contractual Weighted average funding cost			LIBOR + 2.00%	[5],[6],[7]
Variable Rate Spread			2.00%	[5],[6],[7]
Weighted average funding cost	20.30%	[1],[4]	2.21%	[5],[6],[7]
Weighted average life (years)	0 years 1 month 6 days		0 years 1 month 6 days	[5],[6],[7]
Non-agency RMBS Repurchase Agreements | Collateral
Weighted average life (years)	3 years 9 months 18 days		6 years 10 months 24 days	[5],[6],[7]
Outstanding Face Amount of Collateral	907,247		344,177	[5],[6],[7]
Amortized Cost Basis of Collateral	590,131		215,034	[5],[6],[7]
Carrying Value of Collateral	613,078		228,493	[5],[6],[7]
Total Repurchase Agreements
Debt face amount	1,474,338	[1]
Carrying value	$ 1,474,338	[1]
Weighted average funding cost	0.85%	[1]
Weighted average life (years)	0 years 1 month 6 days

[1]	(A) These repurchase agreements had approximately $0.5 million of associated accrued interest payable at June 30, 2013.
[2]	(B) The counterparties of these repurchase agreements are Goldman Sachs $357.8 million, Barclays $266.1 million, Nomura $210.2 million, Citi $138.4 million, Morgan Stanley $65.8 million and Bank of America $23.0 million.
[3]	(D) All of these repurchase agreements were renewed or refinanced subsequent to June 30, 2013.
[4]	(C) The counterparties of these repurchase agreements are Credit Suisse $267.4 million, Barclays $97.9 million, and Royal Bank of Canada $47.7 million.
[5]	(A) These repurchase agreements had approximately $55 thousand of associated accrued interest payable at December 31, 2012. $151 million face amount of these repurchase agreements were renewed subsequent to December 31, 2012.
[6]	(B) The counterparty of these repurchase agreements is Credit Suisse.
[7]	(C) Newcastle is the guarantor of these repurchase agreements, which are subject to customary margin call provisions.